Other assets (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Other Assets [Abstract]
Disclosure of other non-current assets [text block]
	March 31, 2021	March 31, 2020
Non-current
Other deposits and receivables	846,508	917,216
	846,508	917,216

Financial assets included in other assets	375,802	350,972